INCOME TAX - Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
(Loss) / income before income tax	€ (34)	€ 82	€ 222
Statutory tax rate applicable to parent company	32.00%	34.40%	25.00%
Income tax benefit / (expense) calculated at statutory tax rate	€ 11	€ (28)	€ (55)
Effect of foreign tax rate	2	3	2
Changes in recognized and unrecognized deferred tax assets	15	(10)	30
Change in laws and tax rates	0	21	0
Other	(11)	(4)	(9)
Total income tax benefit / (expense)	€ 17	€ (18)	€ (32)
Effective income tax rate	49.00%	22.00%	14.00%